Business Combinations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 13, 2014	Jun. 20, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Repayment of long-term debt					$ 1,302	$ 2,152	$ 500
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Nov. 13, 2014
Payments to Acquire Businesses, Gross	$ 5,930
Business Acquisition, Share Price	$ 58.50
Long-term Debt, Including Revolving Credit Facility	$ 1,497
Repayment of revolving long-term debt						335
Repayment of long-term debt						1,150
Business Acquisition, Transaction Costs			$ 31	$ 31		31
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			176
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			3
Athlon Energy Inc [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Long-term Debt, Including Revolving Credit Facility	$ 1,150
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Jun. 20, 2014
Payments to Acquire Businesses, Gross		$ 2,900
Business Acquisition, Transaction Costs			$ 9	9		$ 9
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				585
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ 222